PROVISIONS - Changes in Provisions (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Changes in other provisions [abstract]
Beginning balance	€ 140	€ 140	€ 153
Transfer from provision to contract liability		(20)	(23)
Allowance		9	19
Amounts used		(7)	(8)
Unused amounts reversed		(5)	(7)
Unwinding of discounts		4	(1)
Effects of changes in foreign exchange rates		2	3
Transfer		(1)	4
Ending balance		122	140
Current				€ 23	€ 46
Non-Current				99	94
Total Provisions	140	122	140	122	140
Close down and environmental remediation costs
Changes in other provisions [abstract]
Beginning balance	83	83	81
Transfer from provision to contract liability		0	0
Allowance		1	3
Amounts used		(2)	(2)
Unused amounts reversed		(1)	0
Unwinding of discounts		4	(1)
Effects of changes in foreign exchange rates		2	2
Transfer		3	0
Ending balance		90	83
Current				7	5
Non-Current				83	78
Total Provisions	83	90	83	90	83
Restructuring costs
Changes in other provisions [abstract]
Beginning balance	3	3	5
Transfer from provision to contract liability		0	0
Allowance		2	1
Amounts used		(1)	(2)
Unused amounts reversed		0	(1)
Unwinding of discounts		0	0
Effects of changes in foreign exchange rates		0	0
Transfer		0	0
Ending balance		4	3
Current				2	1
Non-Current				2	2
Total Provisions	3	4	3	4	3
Legal claims and other costs
Changes in other provisions [abstract]
Beginning balance	54	54	67
Transfer from provision to contract liability	(20)		(23)
Allowance		6	15
Amounts used		(4)	(4)
Unused amounts reversed		(4)	(6)
Unwinding of discounts		0	0
Effects of changes in foreign exchange rates		0	1
Transfer		(4)	4
Ending balance		28	54
Current				14	40
Non-Current				14	14
Total Provisions	€ 54	€ 28	€ 54	€ 28	€ 54